Elizabeth L. Gioia Vice President, Corporate Counsel
The Prudential Insurance Company of America 751 Broad Street, Newark, NJ 07102-3777 Tel 203-402-1624 elizabeth.gioia@prudential.com

January 7, 2025

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE: Pruco Life Insurance Company of New Jersey (“Depositor”)
    Pruco Life of New Jersey Flexible Premium Variable Annuity Account (“Registrant”)
    Definitive Filings Pursuant to Rule 497(j)
    Investment Company Act No. 811-07975
    Registration Nos.: 333-131035 and 333-162678

Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1.With respect to the Prospectus supplement included in each of the above-referenced Registration Statements, the form of Prospectus supplement that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933 would not have differed from that contained in the most recent post-effective amendments to the Registration Statements and

2.The text of the most recent post-effective amendments was filed with the Commission electronically on December 20, 2024.

Very truly yours,

/s/ Elizabeth L. Gioia
Elizabeth L. Gioia
Vice President and Corporate Counsel